Income Taxes - Summary of Tax Losses Carried Forward (Details)	Mar. 31, 2018 CAD ($)
Federal
Tax losses carried forward
Tax losses carried forward	$ 18,668,000
Research and development expenses, without time limitation	10,906,000
Federal | 2035
Tax losses carried forward
Tax losses carried forward	5,812,000
Federal | 2036
Tax losses carried forward
Tax losses carried forward	3,052,000
Federal | 2037
Tax losses carried forward
Tax losses carried forward	9,050,000
Federal | 2038
Tax losses carried forward
Tax losses carried forward	754,000
Provincial
Tax losses carried forward
Tax losses carried forward	15,603,000
Research and development expenses, without time limitation	15,574,000
Provincial | 2035
Tax losses carried forward
Tax losses carried forward	1,298,000
Provincial | 2036
Tax losses carried forward
Tax losses carried forward	3,052,000
Provincial | 2037
Tax losses carried forward
Tax losses carried forward	10,499,000
Provincial | 2038
Tax losses carried forward
Tax losses carried forward	$ 754,000